Inventories (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Inventories
Cost of inventories	$ 313,050	$ 139,813
Impairment of inventories	$ 151,316	$ 113,283	$ 0